Income Taxes - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Effective income tax rate	34.60%	(5.20%)	14.40%	(7.50%)	(3.60%)	(48.40%)	8.40%
Federal statutory income tax rate	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(34.00%)
Deferred tax assets, valuation allowance					$ 28,211	$ 8,274
Mexico foreign tax credit from customer withholdings					10.00%
Tax Credit Carryforward Period					10 years
Tax Credit Carryforward, Amount					$ 9,541	8,834
Foreign tax credits expiring					1,700
Research and development credits					1,420	1,569
Deferred Tax Assets, Operating Loss Carryforwards, Domestic					115,900
Deferred Tax Assets, Operating Loss Carryforwards, Foreign					18,600
Deferred Tax Assets, Operating Loss Carryforwards, State and Local					43,600
Unrecognized Tax Benefits					30,164	$ 29,523	$ 0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate					11,500
Unrecognized Tax Benefits, Income Tax Penalties Accrued					400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					8,400
Cadillac Jack [Member]
Operating Loss Carryforwards [Line Items]
Business Combination, Indemnification Assets					$ 16,400